FINANCIAL DEBT	12 Months Ended
Dec. 31, 2018
FINANCIAL DEBT
FINANCIAL DEBT

NOTE 13 – FINANCIAL DEBT

Financial debt consists of the following:

	As of December 31,
	2018	2017
Current
Bank overdrafts - principal	2,276	—
Bank loans - principal	12,945	77
By purchase of equipment	1,048	1,257
NDF	100	—
Accrued interest and related expenses	3,675	43
Companies under sect. 33 - Law No. 19,550 and Related Parties (Note 27.c)	—	6
	20,044	1,383
Non-current
Notes – principal	18,831	13,767
Bank loans - principal	34,260	210
By purchase of equipment	1,031	686
Accrued interest and related expenses	5,146	(37)
	59,268	14,626
Total financial debt	79,312	16,009

Bank and other financing entities loans

IFC and IIC loans

On July 5, 2016, Personal accepted an offer from the International Finance Corporation (IFC) for the assessment and transfer of funds for purposes of financing investment needs, work capital and debt refinancing.

On October 5, 2016 Personal and the IFC signed the loan agreement (“IFC Loan”) for an amount of US$ 400 million and for a six-year period, payable in 8 equal half-yearly installments since the 30th month, with a 6 month LIBOR + 400bp. This loan will be used to deploy the 4G network and refinance short-term financial liabilities. The loan terms include standard commitments and limitations for this type of financial transactions.

On October 26, 2016 Personal received the loan proceeds for an amount of US$ 392.5 million, net of expenses of US$ 7.5 million.

On April 7, 2017, Personal and the Inter-American Investment Corporation (“IIC”), a member of the Inter-American Development Bank (“IDB”) Group, signed a loan agreement (“IIC Loan”) for an amount of US$100 million maturing in September 2022, payable in 8 equal half-yearly installments since the 24th month, with a 6 month LIBOR + 400bp. The funds of this loan will be allocated to deploy the 4G network and for financing working capital and other financial needs. The loan terms include standard commitments and covenants for this type of financial transactions.

On September 18, 2017 Personal received the loan funds, net of issuance expenses for US $ 1.8 million.

On October 30, 2018, within the framework of its permanent optimization policy for the term, rate and structure of its financial liabilities Telecom Argentina has accepted a proposal from the International Finance Corporation (IFC) for the evaluation and mobilization of funds with for the purpose of financing investment needs, working capital and refinancing of liabilities. On March 4, 2019 The Company signed a loan agreement with IFC for a total amount of up to US$450 million, as requested in a timely manner by the Company in one or more disbursements (the "Loan"). The Loan will consist of a tranche "A", a tranche "B-1", a tranche "B-2", a tranche "B-3" and a tranche "B-4" which will accrue compensatory interest payables semiannually for periods that are due at an annual rate equal to LIBOR plus the following margins: 4.85 percentage points in the case of Tranche A, Tranche B-2 and Tranche B-4, and 4.60 percentage points in the case of Tranche B-1 and Tranche B-3. Likewise, the capital will be payable as follows: Tranche A, Tranche B-2, and Tranche B-4 in eight consecutive semi-annual equal installments from February 2021 and final maturity in August 2024 and Tranche B-1 and Tranche B-3 in six consecutive semi-annual equal installments from February 2021 and final maturity in August 2023. The proceeds from the loan will be used to finance capital investments for 2019.

Syndicated Loan

At its meeting held on January 31, 2018, the Board of Directors of the Company approved the execution of a syndicated loan agreement with several banks for up to a total of US$1,000 million, which will accrue compensatory interest at an annual rate equal to LIBOR for each period of interest accrual plus an applicable margin.

On February 2, 2018, the Company entered into a term loan agreement with Citibank, N.A., HSBC México, S.A., Multiple Banking Institution, Grupo Financiero HSBC, Industrial and Commercial Bank of China Limited, JPMorgan Chase Bank, N.A. y Banco Santander, S.A., in his capacity as a lender, Citigroup Global Markets Inc., HSBC México, S.A., Multiple Banking Institution, Grupo Financiero HSBC, Industrial and Commercial Bank of China Limited, JPMorgan Chase Bank, N.A. y Santander Investment Securities Inc. as organizers, Citibank N.A. as an administrative agent and the Branch of Citibank N.A. in Argentina, as a local custodian agent for an aggregate principal amount of US$1,000 million (the "Original Loan"). On February 9 and March 9, 2018, the Company borrowed US$650 million and US$350 million, respectively, under this agreement, that matures in February 2019. The proceeds of the Loans were used to finance capital expenditures, working capital and other general corporate purposes. The Loan bear interest at an annual rate equivalent to LIBOR plus the following margins: 1.25 percentage points during the first four months, 1.50 percentage points, during the following two months, 1.75 percentage points during the following three months and 2.25 percentage points during the last three months prior to the maturity date. Interest is payable quarterly or semiannually, at the Company's option. The Company is permitted to make voluntary prepayments at any time without premium or penalty. The Company is required to make prepayments under the Loans (without payment of a premium) with net cash proceeds from bilateral or syndicated bank financings in excess of US$500 million, or underwritten offerings or private placements of any non-Peso denominated debt securities of the Company governed by a law other than the laws of Argentina with a tenor of at least three years. The Company is also required to prepay the Original Loans upon the occurrence of a change of control, at each lender's option.

Subsequently, on October 8, 2018, the Company entered into a new agreement with Citibank, N.A., HSBC Mexico, S.A., Institución de Banca Múltiple, Grupo Financiero HSBC, Industrial and Commercial Bank of China Limited, Dubai (DIFC) Branch, JPMorgan Chase Bank, N.A. and Banco Santander, S.A., in its capacity as lenders, Citibank, N.A., HSBC Mexico, S.A., Institución de Banca Múltiple, Grupo Financiero HSBC, Industrial and Commercial Bank of China Limited, Dubai (DIFC) Branch, JPMorgan Chase Bank, N.A. and Banco Santander, S.A. as organizers, Citibank N.A. as an administrative agent and the Citibank N.A. branch established in Argentina, as agent of local custody, for an aggregate principal amount of US$ 500 million (which can be increased, in accordance with the terms and conditions thereof) and to 48 months of term (the "Loan").

The Company requested a disbursement of US$ 500 million on October 17, 2018. The funds were used to partially pre-pay the Original Loan.

The disbursed capital will accrue compensatory interest at an annual rate equivalent to LIBOR plus the following margin: 4.50 percentage points during the first year after the disbursement, 5.00 percentage points, during the second year and 5.25 percentage points from the date that is two years after the disbursement and until the expiration date; and will be payable quarterly in arrears.

Additionally, in accordance with the provisions of the loan, the Company made an additional payment of US$ 100 million of the Original Loan, (as a condition precedent to the execution of the loan, the Company and the remaining parties of the Original Loan had agreed to a mandatory pre-cancellation amount equivalent to at least US$ 100 million).

Subsequently, in November 2018, the Company used all the funds from Deutsche Bank Loan for US$ 300 million to prepay this Original Loan. The balance owed by the Company of US $ 100 million was canceled on February 11, 2019, with its own funds.

Deutsche Bank Loan

On November 8, 2018, the Company acknowledged the acceptance by Deutsche Bank AG, London Branch, as organizer of a syndicate of banks, of a loan facility for an amount of up to US$200 million (which might be increased up to US$300 million). On November 14, 2018 the Company acknowledged the acceptance of the extension of the loan offer by Deutsche Bank AG, London Branch, for US$100 million.

The Deutsche Bank Loan has a term of 42 months counted from the date of the initial borrowing and will accrue compensatory interest at an initial rate per annum equivalent to LIBOR plus 4.5% that will be payable quarterly, in arrears. The capital will be payable in six consecutive semi-annual equal installments equivalent to 12.5% of the disbursed amount with a final payment on the maturity date equivalent to 25% of the initial borrowing.

The proceeds from the Deutsche Bank Loan were used by the Company only to partially prepay the Syndicated Loan.

Other bank loans

As of December 31, 2018, the Company mantains other bank loans for:

a)	US$4.5 million in a loan agreement with the Bank ICBC for financing imports, accruing interest at an annual rate of 6.0%, due in January 2022,
b)	US$3.2 million in a loan agreement with the Bank Itaú for financing imports, accruing interest at an annual rate of 5.0%, due in February 2020, and
c)	US$10.0 million in a loan agreement with the Bank Macro for financing imports accruing interest at an annual rate of 6.2%, due in August, 2019.

Núcleo

The following table shows the outstanding loans with different local financing entities in Paraguay and their main terms as of December 31, 2018:

Principal nominal value (in				Book value
millions of Guaraníes)	Maturity	Amortization term	Rate (%)	(in millions of Argentine pesos)
				Current	Non-current
40,000	December 2019	Semi-annually	8.75	253	—
308,000	February 2024	Semi-annually	8.20-9	158	1,793
348,000				411	1,793

The terms and conditions of Núcleo’s loans provide for certain events of default which are considered standard for these kinds of operations.

Global Programs for the issuance of Notes

Cablevisión

On April 20, 2016, at the Annual General Ordinary and Extraordinary Shareholders’ Meeting of Cablevisión, the shareholders of Cablevisión approved, among other matters: i) the extension of the authorization of the Global Program for the Issuance of Notes (the “Program”), which had been granted at the Annual General Ordinary and Extraordinary Shareholders’ Meeting of Cablevisión on April 28, 2014, increasing the maximum amount of the outstanding notes that may be issued under this Program from a nominal value outstanding at any time of US$ 500,000,000 (or its equivalent in other currencies) to US$ 1,000,000,000 (or its equivalent in other currencies). The Shareholders’ Meeting renewed the delegation on the Board of Directors of the broadest powers in connection with the Program. The Board of Directors may subdelegate all or some powers interchangeably to one or more directors or managers of the Company; and ii) the extension of the authorization of the Short-Term Debt Securities (“VCPs”) program under the terms that had been originally approved.

On June 1, 2016, pursuant to its delegated powers, the Board of Directors of Cablevisión authorized the issuance of Class A Notes for a nominal value of US$ 500,000,000 (the “Class A Notes”), at a fixed annual nominal interest rate of 6.50%, interest payable semi-annually, with maturity in June 2021. Proceeds will be used for:

(i)	The settlement of the outstanding debt as of that date;
(ii)	The investment in fixed assets and other capital expenditures with the balance of the net proceeds (approximately US$ 89,100,000).

On October 30, 2017, within the framework of the merger between Cablevision and Telecom Argentina (Note 4.a), Cablevision called for an Extraordinary Noteholders’ Meeting in order to request its holders of Class A Notes, the amendment and/or removal of certain clauses (or parts there of) of the Indenture Agreement executed on June 15, 2016 between Cablevision, Deutsche Bank Trust Company Americas, Deutsche Bank S.A. and Deutsche Bank Luxembourg S.A.

On December 11, 2017, the holders of Class “A” Notes held an Extraordinary Noteholders’ Meeting with a quorum of 81.8621626 % of the total capital and votes under the Notes. At that Shareholders’ Meeting, the shareholders unanimously decided to approve the amendment and/or removal of certain clauses (or parts thereof) of the Indenture Agreement executed on June 15, 2016 between the Company, Deutsche Bank Trust Company Americas, Deutsche Bank S.A. and Deutsche Bank Luxembourg S.A.

As a result of the amendment of the Indenture referred to above, the Company’s covenants under the Notes include: (i) limitation on the issuance of guarantees by the Company and its subsidiaries; (ii) merger by acquisition and consolidation, (iii) limitation on incurring debt above certain approved ratios, and (iv) limitation on the issuance and sale of significant subsidiaries’ shares with certain exceptions, among others, certain clauses that restricted sales of assets under certain conditions, certain payments and related party transactions under certain circumstances and the distribution of dividends, were eliminated.

Cablevision Notes were assumed by the Company on January 1, 2018 due to the merger (Note 4.a).

For this purpose, Telecom Argentina, as successor of Cablevisión, the Deutsche Bank Trust Company Americas, as Trustee and Banco Comafi S.A., as trustee representative in Argentina, have signed a supplement to the Trust Agreement formalizing the absorption of the Notes of Cablevisión by Telecom Argentina.

Until December 31, 2018, the Company had repurchased approximately US$0.5 million (nominal value) of the Notes issued by Cablevisión. These transactions were executed at the quoted market price prevailing on each repurchase date, which did not significantly differ from the book value as of that date.

Telecom Argentina

On December 28, 2017, Telecom Argentina held an Ordinary Shareholders’ Meeting that approved a Notes Global Program for a maximum outstanding amount of US$3,000 million or its equivalent in other currencies. The delegation of powers in the Board of Directors was also approved to determine and modify the terms and conditions of the Program as well as to establish the issuance opportunities.

Under the aforementioned program, Telecom Argentina submitted a prospectus for the issuance of Notes to the CNV that was approved on April 24, 2018. Subsequently, on April 25, 2018, the CNV approved the prospectus supplement corresponding to the Notes. Class 1 for a nominal value of up to US$ 500,000,000 (extendable up to US$ 1,000,000,000). This supplement was extended several times, finally expiring on August 3, 2018.

In accordance with the provisions governing the placement mechanism of the Notes provided in the Prospectus Supplement, Telecom Argentina decided to temporarily suspend, until further notice, the period of placement of the Notes. Telecom Argentina will publish a complementary notice to the Prospectus Supplement, announcing the date on which the Offer Period will be resumed and the Award Date.

Personal

The Ordinary and Extraordinary Shareholders’ Meeting of Personal held on December 2, 2010, approved the creation of a Medium Term Notes Global Program for a maximum outstanding amount of US$ 500 million or its equivalent in other currencies for a term of five years. On October 13, 2011, the CNV authorized such Program, through Resolution No. 16,670.

Personal’s Ordinary Shareholders’ Meeting held on May 26, 2016 authorized to extend the due date and expand the Program’s maximum circulation amount up to US$ 1,000 million or its equivalent in other currencies. On October 20, 2016, the CNV authorized the extension and expansion of the mentioned Program through Resolution No. 18,277.

Under such Program, Personal issued four Series of Notes. The net proceeds obtained were used for debt refinancing.

Personal Notes were assumed by the Company on December 1, 2017 due to the Reorganization, Note 4.f.2).

As of the date of issuance of these consolidated financial statements, Telecom has canceled all Series issued on their respective expiration dates.

Loans for purchase of equipment

As of December 31, 2018, the Company has debt agreements corresponding to financing for the purchase of equipment of Cisco Systems, the which amounts to approximately US$57.3 million. Such contracts have an average maturity term of between 36 and 49 months with partial repayments and accrue an average annual interest of 4.81%.